Financial Risk Management - Additional Information (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets	₩ 642,739,000,000	₩ 538,780,000,000
Variable Interest Rate
Disclosure of detailed information about financial instruments [line items]
Borrowings	₩ 0	0
Currency risk
Disclosure of detailed information about financial instruments [line items]
Foreign exchange risk movement in currency percentage	10.00%
Financial assets	₩ 107,747,000,000	114,833,000,000
Financial liabilities	43,632,000,000	₩ 37,854,000,000
Price Risk
Disclosure of detailed information about financial instruments [line items]
Financial assets	0
Financial liabilities	₩ 0